STOCKHOLDERS' EQUITY (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012
STOCKHOLDERS' EQUITY [Abstract]
Schedule of Sales of Common Stock

The table below summarizes sales of common stock from June 24, 2005 (inception) through June 30, 2010, and includes the portion of proceeds received which was allocated to warrants issued in conjunction with these sales of common stock.

Fiscal Year	Shares	Gross proceeds	Offering costs	Net proceeds	Relative fair value allocated to warrants	Amount allocated to common stock and paid-in capital	Per share price range
2005 (1)	71,052,672	$7,500	$-	$7,500	$-	$7,500	$0.0001
2006	47,368,454	50,000	-	50,000	-	50,000	0.0011
2007	-	-	-	-	-	-	-
2008	2,631,595	50,000	-	50,000	-	50,000	0.019
2009	-	-	-	-	-	-	-
2010	18,000,000	4,500,000	410,680	4,089,320	1,806,181	2,283,139	0.25
2011	55,685,324	10,381,739	1,012,361	9,369,378	3,288,346	6,081,032	0.05 - 0.27
2012	42,295,300	8,210,013	685,944	7,524,069	3,779,978	3,744,091	0.05 - 0.21

(1)	On October 19, 2009, 71,052,626 shares of the Company's common stock owned by the founding shareholder, were surrendered and cancelled in exchange for the Company's interest in a wholly-owned subsidiary. The net assets of the Company's wholly-owned subsidiary prior to the exchange were $0 as of October 19, 2009. Therefore, the share cancellation was valued at $0.

Schedule of Sales in First 2010 Unit Offering

Sales of C Units during the year ended June 30, 2011 pursuant to the First 2010 Unit Offering were as follows:

	Shares	Gross proceeds	Offering costs	Net proceeds	Relative fair value allocated to C Warrants	Amount allocated to common stock and paid-in capital
July 2010	2,000,000	$500,000	$47,245	$452,755	$219,871	$232,884
September 2010	160,000	40,000	4,757	35,243	17,066	18,177
	2,160,000	$540,000	$52,002	$487,998	$236,937	$251,061

Schedule of Sales in Second 2010 Unit Offering

Sales of D Units during the year ended June 30, 2011 pursuant to the Second 2010 Unit Offering were as follows:

	Shares	Gross proceeds	Offering costs	Net proceeds	Relative fair value allocated to D Warrants	Amount allocated to common stock and paid-in capital
November 2010	4,000,000	$200,000	$-	$200,000	$151,361	$48,639
	4,000,000	$200,000	$-	$200,000	$151,361	$48,639

Schedule of Sales in Third 2010 Unit Offering

Sales of E Units during the year ended June 30, 2011 pursuant to the Third 2010 Unit Offering were as follows:

	Shares	Gross proceeds	Offering costs	Net proceeds	Relative fair value allocated to E Warrants	Amount Allocated to common stock and paid-in capital
December 2010	9,483,330	$1,422,500	$165,585	$1,256,915	$601,752	$655,163
January 2011	1,783,333	267,500	41,033	226,467	133,212	93,255
February 2011	400,000	60,000	16,470	43,530	22,808	20,722
	11,666,663	$1,750,000	$223,088	$1,526,912	$757,772	$769,140

Schedule of Sales in 2011 Unit Offering

Sales of the G Units during the year ended June 30, 2011 pursuant to the 2011 Offering were as follows:

	Shares	Gross proceeds	Offering costs	Net proceeds	Relative fair value allocated to G Warrants	Amount Allocated to common stock and paid-in capital
April 2011	23,920,071	$6,458,189	$737,271	$5,720,918	$2,142,276	$3,578,643
	23,920,071	$6,458,189	$737,271	$5,720,918	$2,142,276	$3,578,643

Schedule of Issuances of Common Stock for Cash upon Exercise of Warrants

Issuances of common stock for cash upon exercise of warrants were as follows:

	Shares	Gross proceeds	Offering costs	Net proceeds	Amount Allocated to common stock and paid-in capital
D Warrants - February 2011	3,800,000	$190,000	$-	$190,000	$190,000
D Warrants - May 2011	2,000,000	100,000	-	100,000	100,000
D Warrants (cashless) - June 2011	515,254	-	-	-	-
E Warrants	7,623,336	1,143,550	-	1,143,550	1,143,550
	13,938,590	$1,433,550	$-	$1,433,550	$1,433,550

Schedule of Sales for 2012 SPA

Sales of the "Units" during the year ended June 30, 2012 pursuant to the SPA were as follows:

	Shares	Gross proceeds	Offering costs	Net proceeds	Relative fair value allocated to POSCAN Warrants	Amount Allocated to common stock and paid-in capital
August 2011	38,095,300	$8,000,013	$685,944	$7,314,069	$3,779,978	$3,534,081
	38,095,300	$8,000,013	$685,944	$7,314,069	$3,779,978	$3,534,081

Schedule of Common Stock Issued for Services

The table below summarizes sales of common stock from June 24, 2005 (inception) through June 30, 2012, and includes the portion of proceeds received which was allocated to warrants issued in conjunction with these sales of common stock.

Fiscal Year	Shares	Fair value of shares issued	Amount allocated to common stock par value	Amount allocated to paid-in capital	Per share price range
2005	-	$-	$-	$-	$0.00
2006	-	-	-	-	0.00
2007	-	-	-	-	0.00
2008	-	-	-	-	0.00
2009	-	-	-	-	0.00
2010	2,625,000	811,050	2,625	808,425	0.003 - 0.93
2011	5,603,501	1,697,567	5,603	1,691,964	0.235 - 0.385
2012	1,573,333	135,200	1,574	133,626	0.106

Schedule of Stock Options Activity

Summary of stock option activity is presented in the table below:

			Weighted-average
		Weighted-average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Shares	Price	Term (years)	Value
Outstanding at June 30, 2012	1,450,000	$0.38	6.79	$-
Granted	-	-	-	-
Exercised	-	-	-	-
Expired/Forfeited	-	-	-	-
Outstanding at September 30, 2012	1,450,000	$0.38	6.54	$-
Exercisable at September 30, 2012	866,667	$0.37	6.64	$-

A summary of stock option activity is presented in the table below:

			Weighted-average
		Weighted-average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Shares	Price	Term (years)	Value
Outstanding at June 30, 2010	800,000	$0.31	7.73	$-
Granted	1,000,000	0.38	10.00	-
Exercised	-	-	-	-
Expired/Forfeited	-	-	-	-
Outstanding at June 30, 2011	1,800,000	0.35	8.06	-
Granted	250,000	0.40	5.00	-
Exercised	-	-	-	-
Expired/Forfeited	(600,000)	0.31	6.82	-
Outstanding at June 30, 2012	1,450,000	$0.38	6.79	$-
Exercisable at June 30, 2012	533,333	$0.36	6.13	$-

Schedule of Assumptions Used for Employee Stock Plans

The fair value of the options granted during the years ended June 30, 2012 and 2011 were estimated at the date of grant using the Black-Scholes option-pricing model with the following assumptions:

	June 30, 2012	June 30, 2011
Market value of common stock on grant date	$0.14	$0.38
Risk free interest rate (1)	0.83%	2.08%
Dividend yield	None	None
Volatility factor	230%	150%
Weighted average expected life in years (2)	3.3	6.0
Expected forfeiture rate	5%	5%

(1)	The risk-free interest rate was determined by management using the U.S. Treasury zero-coupon yield over the contractual term of the option on date of grant.

(2)	Due to a lack of stock option exercise history, the Company uses the simplified method under SAB 107 to estimate expected term.

Schedule of Warrant Related Activity

Summary information regarding common stock warrants issued and outstanding is as follows:

		Weighted-average
	Exercise of	Exercise
	warrants	Price
Outstanding at June 30, 2012	89,284,712	0.25
Issued	67,499,938	0.20
Additional shares issuable upon exercise of warrants as a result of adjustments pursuant to anti-dilution
provisions	3,610,832	n/a
Exercised	-	-
Outstanding at September 30, 2012	160,395,482	0.23

Summary information regarding common stock warrants outstanding is as follows:

		Weighted-average
	Number of	Exercise
	Warrants	Price
Outstanding at June 30, 2010	18,493,150	$0.66
Issued	46,750,323	0.25
Warrants issued pursuant to anti-dilution provisions	2,980,428	0.34
Exercised	(14,023,336)	0.10
Outstanding at June 30, 2011	54,200,565	0.35
Issued	38,095,300	0.40
Warrants issued pursuant to anti-dilution provisions	1,188,847	0.38
Exercised	(4,200,000)	0.05
Outstanding at June 30, 2012	89,284,712	0.37

Schedule of Warrants Outstanding

Warrants outstanding as of September 30, 2012

		Outstanding		Exercisable
	Exercise	number	Remaining	number
Issuance Date	price	of shares	life	of shares
November 10, 2009 - December 23, 2009	$0.26	7,198,584	2.11 - 2.48 years	7,198,584
November 10, 2009 - December 23, 2009	$0.38	7,269,374	2.4 - 2.5 years	7,269,374
June 9, 2010 - September 13, 2010	$0.26	11,768,935	2.94 - 3.04 years	11,768,935
June 9, 2010 - July 13, 2010	$0.17	607,325	2.94 - 3.21 years	607,325
November 8-15, 2010	$0.05	1,400,000	3.36 years	1,400,000
December 9, 2010 - February 23, 2011	$0.15	4,890,418	3.44 - 3.65 years	4,890,418
April 7, 2011 - May 19, 2011	$0.35	5,416,953	3.7 years	5,416,953
April 7, 2011 - May 19, 2011	$0.29	11,960,049	1.9 years	11,960,049
April 7, 2011 - May 19, 2011	$0.22	1,913,606	1.9 years	1,913,606
May 2, 2011	$0.34	1,500,000	3.84 years	1,500,000
May 2, 2011	$0.29	75,000	3.84 years	75,000
June 27, 2011	$0.29	800,000	1.77 years	800,000
September 14, 2011	$0.20	38,095,300	2.21 years	38,095,300
August 17, 2012	$0.20	62,499,938	2.88 years	62,499,938
August 17, 2012	$0.15	5,000,000	1.88 years	5,000,000
		160,395,482		160,395,482

The intrinsic value of warrants outstanding at September 30, 2012 was $70,000.

Warrants outstanding as of June 30, 2012 are as follows:

		Outstanding		Exercisable
	Exercise	number	Remaining	number
Issuance Date	price	of shares	life	of shares
November 10, 2009 - December 23, 2009	$0.31	7,162,305	2.4 - 2.5 years	7,162,305
November 10, 2009 - December 23, 2009	$0.48	7,211,339	2.4 - 2.5 years	7,211,339
June 9, 2010 - September 13, 2010	$0.32	9,575,516	2.9 - 3.2 years	9,575,516
June 9, 2010 - July 13, 2010	$0.20	527,891	2.9 - 3.0 years	527,891
November 8-15, 2010	$0.05	1,400,000	3.4 years	1,400,000
December 9, 2010 - March 24, 2011	$0.15	4,806,878	3.4 - 3.6 years	4,806,878
March 24, 2011	$0.45	4,256,827	3.7 years	4,256,827
April 7, 2011	$0.37	11,960,050	1.9 years	11,960,050
April 7, 2011	$0.26	1,913,606	1.9 years	1,913,606
May 2, 2011	$0.43	1,500,000	3.8 years	1,500,000
May 2, 2011	$0.36	75,000	3.8 years	75,000
June 27, 2011	$0.37	800,000	1.8 years	800,000
September 14, 2011	$0.40	38,095,300	2.2 years	38,095,300
		89,284,712		89,284,712

The intrinsic value of warrants outstanding at June 30, 2012 was $70,000.